Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Emerging Markets Portfolio
March 31, 2023
VIPEM-NPRT1-0523
1.864819.115
Common Stocks - 97.1%
	Shares	Value ($)
Bermuda - 2.7%
Credicorp Ltd. (United States)	117,300	15,529,347
Shangri-La Asia Ltd. (a)	11,270,000	10,566,657
TOTAL BERMUDA		26,096,004
Brazil - 1.1%
Localiza Rent a Car SA	1,055,116	11,116,455
Localiza Rent a Car SA rights 5/11/23 (a)	4,821	12,489
TOTAL BRAZIL		11,128,944
Canada - 2.2%
Barrick Gold Corp.	1,171,700	21,758,469
Cayman Islands - 22.8%
Alibaba Group Holding Ltd. (a)	2,799,400	35,455,790
BeiGene Ltd. ADR (a)(b)	47,800	10,302,334
Hansoh Pharmaceutical Group Co. Ltd. (c)	7,924,000	13,768,756
JD.com, Inc. Class A	889,713	19,427,949
Li Ning Co. Ltd.	1,171,237	9,235,732
Meituan Class B (a)(c)	1,593,760	28,914,338
Sunny Optical Technology Group Co. Ltd.	996,300	12,050,941
Tencent Holdings Ltd.	1,904,105	93,052,320
TOTAL CAYMAN ISLANDS		222,208,160
China - 12.4%
China Life Insurance Co. Ltd. (H Shares)	24,410,863	40,115,178
Guangzhou Automobile Group Co. Ltd. (H Shares)	13,884,000	8,754,991
Haier Smart Home Co. Ltd. (A Shares)	8,014,997	26,444,071
Industrial & Commercial Bank of China Ltd. (H Shares)	33,190,635	17,638,818
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,810,300	18,553,530
Tsingtao Brewery Co. Ltd. (H Shares)	795,000	8,679,283
TOTAL CHINA		120,185,871
Greece - 2.3%
National Bank of Greece SA (a)	4,724,500	22,903,030
Hungary - 2.4%
Richter Gedeon PLC	1,099,741	22,993,287
India - 12.5%
Axis Bank Ltd.	1,618,700	16,962,355
Bharat Heavy Electricals Ltd.	11,741,800	10,047,982
Housing Development Finance Corp. Ltd.	1,088,459	34,912,213
Larsen & Toubro Ltd.	1,033,293	27,280,933
Shree Cement Ltd.	43,201	13,798,704
Solar Industries India Ltd.	397,329	18,377,427
TOTAL INDIA		121,379,614
Indonesia - 0.9%
PT United Tractors Tbk	4,621,900	8,982,165
Korea (South) - 15.3%
Hyundai Mipo Dockyard Co. Ltd. (a)	158,255	8,528,370
Hyundai Motor Co.	116,760	16,551,105
Korea Aerospace Industries Ltd.	470,580	17,122,098
POSCO	75,730	21,347,412
Samsung Electronics Co. Ltd.	1,730,780	85,276,282
TOTAL KOREA (SOUTH)		148,825,267
Mexico - 2.0%
Grupo Financiero Banorte S.A.B. de CV Series O	1,029,868	8,681,296
Wal-Mart de Mexico SA de CV Series V	2,795,400	11,173,844
TOTAL MEXICO		19,855,140
Netherlands - 0.2%
Yandex NV Series A (a)(d)	446,500	1,531,424
Russia - 0.0%
LUKOIL PJSC sponsored ADR (a)(d)	437,463	123,754
Sberbank of Russia sponsored ADR (a)(d)	1,813,510	32,280
TOTAL RUSSIA		156,034
South Africa - 4.2%
Absa Group Ltd.	1,323,600	13,513,283
Impala Platinum Holdings Ltd. (b)	1,551,116	14,272,358
MTN Group Ltd.	1,764,177	12,630,140
TOTAL SOUTH AFRICA		40,415,781
Taiwan - 13.7%
ECLAT Textile Co. Ltd.	980,000	15,955,493
HIWIN Technologies Corp.	1,474,967	12,135,371
Taiwan Semiconductor Manufacturing Co. Ltd.	5,266,175	92,023,268
Yageo Corp.	745,292	12,954,792
TOTAL TAIWAN		133,068,924
Thailand - 1.4%
Kasikornbank PCL (For. Reg.)	3,449,200	13,427,104
United Kingdom - 1.0%
Antofagasta PLC	485,400	9,466,861
TOTAL COMMON STOCKS (Cost $925,459,103)		944,382,079

Nonconvertible Preferred Stocks - 2.6%
	Shares	Value ($)
Brazil - 2.6%
Itau Unibanco Holding SA	3,165,150	15,449,656
Petroleo Brasileiro SA - Petrobras sponsored ADR	873,447	9,110,052

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,100,401)		24,559,708

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (e)	20,550,992	20,555,102
Fidelity Securities Lending Cash Central Fund 4.87% (e)(f)	15,546,090	15,547,644
TOTAL MONEY MARKET FUNDS (Cost $36,102,746)		36,102,746

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $981,662,250)	1,005,044,533
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(32,595,704)
NET ASSETS - 100.0%	972,448,829

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,683,094 or 4.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	13,425,700	84,063,965	76,934,563	231,145	-	-	20,555,102	0.1%
Fidelity Securities Lending Cash Central Fund 4.87%	6,069,850	39,932,688	30,454,894	7,894	-	-	15,547,644	0.0%
Total	19,495,550	123,996,653	107,389,457	239,039	-	-	36,102,746

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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